Income Taxes - (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Farmer Mac is subject to federal income taxes but is exempt from state and local income taxes.  The components of the federal income tax expense for the years ended December 31, 2013, 2012, and 2011 were as follows:

Table 10.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Current income tax expense	$27,082	$24,138	$24,736
Deferred income tax expense/(benefit)	6,670	(1,982)	(18,939)
Income tax expense	$33,752	$22,156	$5,797

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of tax at the statutory federal tax rate to the income tax expense for the years ended December 31, 2013, 2012, and 2011 is as follows:

Table 10.2

	For the Year Ended December 31,
	2013	2012	2011
	(dollars in thousands)
Tax expense at statutory rate	$45,943	$31,891	$15,627
Non-taxable dividend income	(2,116)	(2,116)	(2,116)
Income from non-controlling interest	(7,766)	(7,766)	(7,766)
Valuation allowance	(2,693)	6	(254)
Other	384	141	306
Income tax expense	$33,752	$22,156	$5,797
Statutory tax rate	35.0%	35.0%	35.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the deferred tax assets and liabilities as of December 31, 2013 and 2012 were as follows:

Table 10.3

	As of December 31,
	2013	2012
	(in thousands)
Deferred tax assets:
Basis differences related to financial derivatives	$22,349	$44,963
Basis differences related to securities	2,509	—
Unrealized losses on available-for-sale securities	8,762	—
Allowance for losses	4,667	5,911
Stock-based compensation	1,916	2,111
Capital loss carryforwards	38,532	39,272
Valuation allowance	(36,432)	(39,272)
Lower of cost or fair value adjustment on loans held for sale	—	2,080
Amortization of premiums on capital investments	1,499	1,352
Valuation allowance	(1,499)	(1,352)
Other	2,455	2,333
Total deferred tax assets	44,758	57,398
Deferred tax liability:
Basis differences related to securities	—	13,160
Unrealized gains on available-for-sale securities	—	39,829
Basis difference in subsidiary	353	1,118
Other	360	168
Total deferred tax liability	713	54,275
Net deferred tax asset	$44,045	$3,123

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
As of December 31, 2013 both the recorded liability for uncertain tax positions and the corresponding deferred tax asset were $1.1 million. As of December 31, 2012 both the recorded liability for uncertain tax positions and the corresponding deferred tax asset were $1.0 million.

The following table presents the changes in unrecognized tax benefits for the years ended December 31, 2013, 2012, and 2011:

Table 10.4

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Beginning balance	$1,046	$1,175	$1,454
Increases/(decreases) based on tax positions related to current year	102	(129)	(279)
Ending balance	$1,148	$1,046	$1,175

The resolution of the unrecognized tax benefits presented above represents temporary differences and, therefore, would not result in a change to Farmer Mac's effective tax rate.  As of December 31, 2013 and 2012, accrued interest payable and the associated interest expense related to unrecognized tax benefits was immaterial and is presented as a component of income taxes.  Farmer Mac does not expect to be subject to, and has not recorded tax penalties.  The IRS currently is examining Farmer Mac's uncertain tax positions reported in its 2011 tax return; therefore, there may be a significant change in its unrecognized tax benefits within the next 12 months. Tax years 2010 through 2013 remain subject to examination.